PIMCO Funds

Supplement Dated April 13, 2017 to the

Bond Funds, Credit Bond Funds, Equity-Related Strategy Funds, International Bond Funds, Quantitative Strategies, Real Return Strategy Funds, Short Duration Strategy Funds and

Tax-Efficient Strategy Funds Prospectuses, each dated July 29, 2016,

each as supplemented from time to time (each, a “Prospectus”),

and to the Statement of Additional Information

dated July 29, 2016, as supplemented from time to time (the “SAI”)

Effective immediately, the non-operational share classes of the Funds listed below (the “De-Registered Share Classes”) are de-registered:

Bond Funds
PIMCO Extended Duration Fund	Administrative Class
PIMCO GNMA Fund	Administrative Class
PIMCO Long Duration Total Return Fund	Administrative Class
PIMCO Moderate Duration Fund	Class A Class C
PIMCO Mortgage Opportunities Fund	Administrative Class Class R
PIMCO Total Return Fund IV	Administrative Class Class D Class R
Credit Bond Funds
PIMCO Capital Securities and Financials Fund	Administrative Class Class R
PIMCO Credit Absolute Return Fund	Administrative Class
PIMCO High Yield Spectrum Fund	Administrative Class Class R
PIMCO Long-Term Credit Fund	Administrative Class
PIMCO Senior Floating Rate Fund	Administrative Class
Equity-Related Strategy Funds
PIMCO RAE Fundamental Advantage PLUS Fund	Administrative Class
PIMCO RAE Fundamental PLUS International Fund	Administrative Class
PIMCO RAE Fundamental PLUS Small Fund	Administrative Class
PIMCO RAE Low Volatility PLUS EMG Fund	Administrative Class
PIMCO RAE Low Volatility PLUS Fund	Administrative Class
PIMCO RAE Low Volatility PLUS International Fund	Administrative Class Class R
PIMCO RAE Worldwide Long/Short PLUS Fund	Administrative Class Class R
PIMCO StocksPLUS® Absolute Return Fund	Administrative Class
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Administrative Class
PIMCO StocksPLUS® Long Duration Fund	Administrative Class
PIMCO StocksPLUS® Short Fund	Administrative Class

International Bond Funds
PIMCO Emerging Markets Corporate Bond Fund	Administrative Class
PIMCO Emerging Markets Full Spectrum Bond Fund	Administrative Class Class R
PIMCO Global Advantage® Strategy Bond Fund	Administrative Class
Quantitative Strategies
PIMCO TRENDS Managed Futures Strategy Fund	Class R
Real Return Strategy Funds
PIMCO Real Return Limited Duration Fund	Class R
Short Duration Strategy Funds
PIMCO Government Money Market Fund	Class D Class R
PIMCO Short Asset Investment Fund	Class C Class R
Tax-Efficient Strategy Funds
PIMCO California Intermediate Municipal Bond Fund	Administrative Class
PIMCO California Municipal Bond Fund	Administrative Class Class R
PIMCO California Short Duration Municipal Income Fund	Administrative Class
PIMCO High Yield Municipal Bond Fund	Administrative Class
PIMCO National Intermediate Municipal Bond Fund	Administrative Class Class R
PIMCO New York Municipal Bond Fund	Administrative Class
PIMCO Unconstrained Tax Managed Bond Fund	Administrative Class

Therefore, effective immediately, all references to the De-Registered Share Classes in the Prospectuses and SAI are no longer applicable and are deleted.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_041317